Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004011
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Investor Class
Trading Symbol	PRESX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Investor Class	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Amid extremely volatile markets, European stocks rallied in U.S. dollar terms over the review period. Several factors helped boost equities to record levels, including Germany’s plans for massive fiscal stimulus, the European Union’s decision to significantly increase defense spending, a trade deal with the U.S., improving macroeconomic fundamentals, and the European Central Bank’s looser policy stance.

  Versus the MSCI Europe Index Net, our underweight allocations to the consumer staples and materials sectors supported relative performance because their returns were subpar compared with those of the benchmark. In the former, not owning drinks company Diageo, and, in the latter, our lack of exposure to specialty chemicals company Sika, both of which posted negative returns, supported relative performance.

  Conversely, the main detractor was the health care sector due to stock selection. Here, Amplifon, a retailer of hearing care solutions, dragged most on relative performance among our holdings in the sector, as the company struggled to overcome persistent weakness in its end markets. Our choice of securities in consumer discretionary also had a negative impact.

  The fund seeks long-term growth of capital through investments, primarily in the common stocks of companies located (or with primary operations) in Europe. It seeks to invest in firms with quality management, strength of franchise, reasonable valuations, and strong cash flows. In relative terms, notable changes to positioning included a larger allocation to consumer staples and a smaller exposure to financials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
European Stock Fund (Investor Class)	14.01%	8.78%	5.80%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	23.19	13.66	7.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 910,634,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,304,000
InvestmentCompanyPortfolioTurnover	52.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$910,634 Number of Portfolio Holdings72
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Industrials & Business Services	18.3
Health Care	13.0
Consumer Staples	10.2
Information Technology	8.2
Energy	6.7
Consumer Discretionary	5.4
Communication Services	5.2
Real Estate	3.7
Other	5.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.7%
AstraZeneca	3.5
Airbus	3.3
SAP	3.1
Unilever	2.8
Shell	2.7
Schneider Electric	2.5
Nestle	2.4
adidas	2.0
TotalEnergies	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184317
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	I Class
Trading Symbol	TEUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - I Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Amid extremely volatile markets, European stocks rallied in U.S. dollar terms over the review period. Several factors helped boost equities to record levels, including Germany’s plans for massive fiscal stimulus, the European Union’s decision to significantly increase defense spending, a trade deal with the U.S., improving macroeconomic fundamentals, and the European Central Bank’s looser policy stance.

  Versus the MSCI Europe Index Net, our underweight allocations to the consumer staples and materials sectors supported relative performance because their returns were subpar compared with those of the benchmark. In the former, not owning drinks company Diageo, and, in the latter, our lack of exposure to specialty chemicals company Sika, both of which posted negative returns, supported relative performance.

  Conversely, the main detractor was the health care sector due to stock selection. Here, Amplifon, a retailer of hearing care solutions, dragged most on relative performance among our holdings in the sector, as the company struggled to overcome persistent weakness in its end markets. Our choice of securities in consumer discretionary also had a negative impact.

  The fund seeks long-term growth of capital through investments, primarily in the common stocks of companies located (or with primary operations) in Europe. It seeks to invest in firms with quality management, strength of franchise, reasonable valuations, and strong cash flows. In relative terms, notable changes to positioning included a larger allocation to consumer staples and a smaller exposure to financials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
European Stock Fund (I Class)	14.24%	8.98%	8.03%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	23.19	13.66	8.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 910,634,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,304,000
InvestmentCompanyPortfolioTurnover	52.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$910,634 Number of Portfolio Holdings72
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Industrials & Business Services	18.3
Health Care	13.0
Consumer Staples	10.2
Information Technology	8.2
Energy	6.7
Consumer Discretionary	5.4
Communication Services	5.2
Real Estate	3.7
Other	5.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.7%
AstraZeneca	3.5
Airbus	3.3
SAP	3.1
Unilever	2.8
Shell	2.7
Schneider Electric	2.5
Nestle	2.4
adidas	2.0
TotalEnergies	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225808
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Z Class
Trading Symbol	TRZPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Amid extremely volatile markets, European stocks rallied in U.S. dollar terms over the review period. Several factors helped boost equities to record levels, including Germany’s plans for massive fiscal stimulus, the European Union’s decision to significantly increase defense spending, a trade deal with the U.S., improving macroeconomic fundamentals, and the European Central Bank’s looser policy stance.

  Versus the MSCI Europe Index Net, our underweight allocations to the consumer staples and materials sectors supported relative performance because their returns were subpar compared with those of the benchmark. In the former, not owning drinks company Diageo, and, in the latter, our lack of exposure to specialty chemicals company Sika, both of which posted negative returns, supported relative performance.

  Conversely, the main detractor was the health care sector due to stock selection. Here, Amplifon, a retailer of hearing care solutions, dragged most on relative performance among our holdings in the sector, as the company struggled to overcome persistent weakness in its end markets. Our choice of securities in consumer discretionary also had a negative impact.

  The fund seeks long-term growth of capital through investments, primarily in the common stocks of companies located (or with primary operations) in Europe. It seeks to invest in firms with quality management, strength of franchise, reasonable valuations, and strong cash flows. In relative terms, notable changes to positioning included a larger allocation to consumer staples and a smaller exposure to financials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
European Stock Fund (Z Class)	15.20%	6.15%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	23.19	9.11

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 910,634,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,304,000
InvestmentCompanyPortfolioTurnover	52.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$910,634 Number of Portfolio Holdings72
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Industrials & Business Services	18.3
Health Care	13.0
Consumer Staples	10.2
Information Technology	8.2
Energy	6.7
Consumer Discretionary	5.4
Communication Services	5.2
Real Estate	3.7
Other	5.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Siemens	3.7%
AstraZeneca	3.5
Airbus	3.3
SAP	3.1
Unilever	2.8
Shell	2.7
Schneider Electric	2.5
Nestle	2.4
adidas	2.0
TotalEnergies	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless